Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund ETF)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306